Note 11 - Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended March 31,
	2024	2023
Cost of revenue	$—	$61
Research and development	1,209	2,278
Sales and marketing	182	1,368
General and administrative	1,623	2,806
Total stock-based compensation	$3,014	$6,513

	Twelve months ended December 31,
	2023	2022
Research and development	$6,821	$7,201
Sales and marketing	2,993	4,696
General and administrative	8,121	11,931
Cost of revenue	136	131
Total stock-based compensation	$18,071	$23,959